	RMB Small Cap Fund
	Portfolio Holdings As of September 30, 2023 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 97.7%
	(percentage of net assets)
	AEROSPACE & DEFENSE 3.5%
	Curtiss-Wright Corp.	18,441	$3,607,613

	AUTOMOBILE COMPONENTS 4.5%
*	Fox Factory Holding Corp.	26,093	2,585,295
*	Visteon Corp.	15,090	2,083,476
			4,668,771
	BANKS 8.0%
	Seacoast Banking Corp. of Florida	98,921	2,172,305
	Stock Yards Bancorp, Inc.	46,218	1,815,905
	TriCo Bancshares	84,466	2,705,446
*	Triumph Financial, Inc.	9,721	629,824
	Veritex Holdings, Inc.	52,114	935,446
			8,258,926
	BIOTECHNOLOGY 3.1%
*	Allogene Therapeutics, Inc.	73,815	233,994
*	CareDx, Inc.	36,532	255,724
*	Caribou Biosciences, Inc.	43,207	206,529
*	CRISPR Therapeutics AG	17,106	776,441
*	Intellia Therapeutics, Inc.	16,733	529,097
*	Iovance Biotherapeutics, Inc.	69,567	316,530
*	PTC Therapeutics, Inc.	10,858	243,328
*	Veracyte, Inc.	27,738	619,390
			3,181,033
	BUILDING PRODUCTS 1.8%
*	Trex Co., Inc.	29,624	1,825,727

	CAPITAL MARKETS 2.0%
	Stifel Financial Corp.	33,698	2,070,405

	CONSTRUCTION & ENGINEERING 1.5%
	Valmont Industries, Inc.	6,435	1,545,751

	CONSTRUCTION MATERIALS 3.0%
	Eagle Materials, Inc.	18,546	3,088,280

	CONTAINERS & PACKAGING 2.0%
	AptarGroup, Inc.	16,531	2,067,036

	DISTRIBUTORS 3.3%
	Pool Corp.	9,504	3,384,374

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.0%
	Badger Meter, Inc.	14,562	2,095,035

	EQUITY REAL ESTATE INVESTMENT 9.3%
	Community Healthcare Trust, Inc.	34,161	1,014,582
	EastGroup Properties, Inc.	22,098	3,679,980
	Essential Properties Realty Trust, Inc.	91,116	1,970,839
	PotlatchDeltic Corp.	53,702	2,437,534
	UMH Properties, Inc.	37,726	528,918
			9,631,853
	GAS UTILITIES 1.2%
	Chesapeake Utilities Corp.	13,094	1,279,939

	HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
*	Neogen Corp.	79,748	1,478,528
*	Omnicell, Inc.	23,073	1,039,208
			2,517,736
	INSURANCE 2.2%
	American Financial Group, Inc.	20,778	2,320,279

	LIFE SCIENCES TOOLS & SERVICES 8.4%
*	BioLife Solutions, Inc.	68,403	944,645
*	Repligen Corp.	19,494	3,099,741
	West Pharmaceutical Services, Inc.	12,419	4,659,733
			8,704,119
	MACHINERY 9.1%
	ITT, Inc.	34,367	3,364,873
	Kadant, Inc.	13,903	3,135,822
	Lincoln Electric Holdings, Inc.	6,867	1,248,352
*	RBC Bearings, Inc.	7,327	1,715,470
			9,464,517
	METALS & MINING 3.3%
	Carpenter Technology Corp.	50,017	3,361,643

	OIL, GAS & CONSUMABLE FUELS 5.2%
	Devon Energy Corp.	29,546	1,409,344
	Matador Resources Co.	35,315	2,100,536
	Range Resources Corp.	57,623	1,867,562
			5,377,442
	PHARMACEUTICALS 1.0%
*	Catalent, Inc.	22,137	1,007,898

	PROFESSIONAL SERVICES 2.4%
	Exponent, Inc.	29,491	2,524,430

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.0%
	MKS Instruments, Inc.	12,012	1,039,518
	Monolithic Power Systems, Inc.	6,751	3,118,962
			4,158,480
	SOFTWARE 11.3%
*	Digimarc Corp.	23,640	768,064
*	Fair Isaac Corp.	3,569	3,099,783
*	Five9, Inc.	16,129	1,037,095
*	PTC, Inc.	25,642	3,632,958
*	Q2 Holdings, Inc.	24,543	792,003
*	Tyler Technologies, Inc.	6,121	2,363,563
			11,693,466
	TEXTILES, APPAREL & LUXURY GOODS 1.5%
	Columbia Sportswear Co.	21,122	1,565,140

	TRADING COMPANIES & DISTRIBUTORS 1.7%
	Applied Industrial Technologies, Inc.	11,619	1,796,414
	Total Common Stocks (Cost: $67,170,144)		101,196,307

	Short-Term Investments 9.5%
	(percentage of net assets)
	MONEY MARKET FUNDS 9.5%
	First American Government Obligations Fund - Class X - 5.26%[a]	4,911,045	4,911,045
	First American Treasury Obligations Fund - Class X - 5.26%[a]	4,911,045	4,911,045
			9,822,090
	Total Short-Term Investments (Cost: $9,822,090)		9,822,090

	Total Investments 107.2% (Cost: $76,992,234)		$111,018,397
	Liabilities, less cash and other assets (7.2)%		(7,467,144)
	Net Assets 100.0%		$103,551,253

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation

Portfolio holdings and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. If market quotations for a portfolio holding are unavailable, or deemed by the Adviser to be unreliable, the portfolio holding shall be fair valued by the Adviser, as the “valuation designee” approved by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, in accordance with valuation procedures approved by the Board.

Exchange-Listed Equities and Funds and Depositary Receipts

The market value of an equity security, exchange-traded fund (e.g., ETF or closed-end fund), or depositary receipt (e.g., ADR or GDR) traded on a national stock exchange (other than Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”)) is the last reported sale price on the exchange on which the security trades on the valuation date.  If there is no such last sale reported, the security is valued at the mean between the last bid and asked prices on the exchange.

The market value of a security traded on Nasdaq is the Nasdaq Official Closing Price (or “NOCP”) on the valuation date.  The NOCP is determined by Nasdaq to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices.  If the last reported bid and asked prices are above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked prices are below the last sale price, the last reported asked price serves as the NOCP.  If no last sales price is reported, the security is valued at the mean between the closing bid and closing asked prices on the market on which the security trades.

Over-the-Counter Securities

Securities traded over-the-counter (“OTC”) are valued at the last reported sale in the OTC market on which the security trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc. or other recognized OTC market, on the valuation date.  If no last sale is reported, the security is valued at the mean between the closing bid and the closing asked prices on the market on which the security trades.

Foreign Securities

Foreign securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s NAV.  Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates.  For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m., Eastern time, a fair value price provided by an Adviser-approved pricing service (“Pricing Service”) is generally used in order to capture events occurring after the applicable foreign exchange closes that may affect the value of certain portfolio holdings traded on that foreign exchange.

Options

Options traded on an exchange are valued at the last reported sale price.  If no sales are reported on a particular business day, the average of the highest bid and lowest asked quotations across the exchanges on which the option is traded is used.

Open-end Registered Investment Companies (excluding ETFs and Closed-End Funds)

Shares of open-end registered investment companies (“funds”) are valued using their respective NAVs.  If a fund’s NAV is not available, the last reported NAV of the fund may be used for one day.

Fixed-Income Securities

Fixed-income securities, including bonds, notes, debentures, certificates of deposit, and commercial paper, generally are valued at the evaluated mean between the closing bid and closing asked prices provided by the Pricing Service. Pricing Services generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and may provide a price determined by a matrix pricing method or other analytical pricing models.

Fair Value Measurements

U.S. GAAP defines fair value as the price that would be received in the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Various inputs are used in determining the fair value of a Fund’s investments, other assets, and liabilities. These inputs are classified into one of three broad levels that comprise the fair value hierarchy. The lowest level for any significant input used in determining the fair value of an investment, other asset, or liability determines the classification of that asset or liability in the hierarchy. The three levels of the fair value hierarchy are as follows:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. “Observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect RMB’s Valuation Committee’s own assumptions about the factors that market participants would use in pricing an investment and are based on the best information available. These inputs include, but are not limited to, the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

The following table provides the fair value measurements of applicable Fund assets by security class and fair value hierarchy level as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At September 30, 2023	Level 1	Level 2	Level 3	Total
RMB Small Cap Fund
Assets
Common Stocks[1]	$101,196,307	$-	$-	$101,196,307
Short-Term Investments	9,822,090	-	-	9,822,090
Total Investments in Securities	$111,018,397	$-	$-	$111,018,397

[1]	Refer to the Fund’s Portfolio Holdings for a breakdown of holdings by industry.